Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,115,000
Previously Paid Amount	0.00
Total Fee Amount	323.81
Total Offset Amount	0.00
Net Fee	323.81
Narrative - Max Aggregate Offering Price	$ 2,115,000
Final Prospectus	true